Expenses and Other Non-Operating Income/(Expense), Net - Schedule of Other non-operating income (expense), net (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Expenses And Other Non Operating Income Expense Net [Line Items]
Total	$ (889)	$ 170